LEASE - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating Lease, Payments	$ 31,583	$ 43,324	$ 45,051
Operating and variable lease cost	$ 42,080	$ 38,839	$ 36,679